Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	PUTNAM TARGET DATE FUNDSSUPPLEMENT DATED JANUARY 9, 2026TO THE PROSPECTUSDATED DECEMBER 1, 2025OF PUTNAM SUSTAINABLE RETIREMENT 2060 FUND (THE “FUND”)
The following replaces the Average Annual Total Returns table in the section entitled “Performance” of the Fund’s Prospectus:
Average annual total returns after sales charges
(for periods ended 12/31/24)

Share class	1 year	5 years	Since Inception
Class A before taxes	9.19%	8.72%	8.39%[1]
Class A after taxes on distributions	8.90%	7.27%	6.88%[1]
Class A after taxes on distributions and sale of fund shares	5.58%	6.43%	6.23%[1]
Class C before taxes	13.90%	9.18%	8.39%[1]
Class R before taxes	15.34%	9.61%	8.76%[1]
Class R3 before taxes*	15.66%	9.87%	8.99%[1]
Class R4 before taxes**	15.92%	10.15%	9.26%[1]
Class R5 before taxes***	16.09%	10.30%	9.42%[1]
Class R6 before taxes****	16.21%	10.39%	9.46%[1]
Class Y before taxes	16.11%	10.29%	9.38%[1]
Russell 3000 Index (no deduction for fees, expenses or taxes)	23.81%	13.86%	13.58%[1]
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.39%[1]
S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)	13.63%	9.04%	9.47%[1]
1.	Since inception November 30, 2015
*
Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b‑1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).

**
Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).

***
Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it been adjusted, returns would have been higher.

****
Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it been adjusted, returns would have been higher.

Putnam Sustainable Retirement 2060 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	PUTNAM TARGET DATE FUNDSSUPPLEMENT DATED JANUARY 9, 2026TO THE PROSPECTUSDATED DECEMBER 1, 2025OF PUTNAM SUSTAINABLE RETIREMENT 2060 FUND (THE “FUND”)
The following replaces the Average Annual Total Returns table in the section entitled “Performance” of the Fund’s Prospectus:
Average annual total returns after sales charges
(for periods ended 12/31/24)

Share class	1 year	5 years	Since Inception
Class A before taxes	9.19%	8.72%	8.39%[1]
Class A after taxes on distributions	8.90%	7.27%	6.88%[1]
Class A after taxes on distributions and sale of fund shares	5.58%	6.43%	6.23%[1]
Class C before taxes	13.90%	9.18%	8.39%[1]
Class R before taxes	15.34%	9.61%	8.76%[1]
Class R3 before taxes*	15.66%	9.87%	8.99%[1]
Class R4 before taxes**	15.92%	10.15%	9.26%[1]
Class R5 before taxes***	16.09%	10.30%	9.42%[1]
Class R6 before taxes****	16.21%	10.39%	9.46%[1]
Class Y before taxes	16.11%	10.29%	9.38%[1]
Russell 3000 Index (no deduction for fees, expenses or taxes)	23.81%	13.86%	13.58%[1]
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.39%[1]
S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)	13.63%	9.04%	9.47%[1]
1.	Since inception November 30, 2015
*
Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b‑1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).

**
Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).

***
Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it been adjusted, returns would have been higher.

****
Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it been adjusted, returns would have been higher.